Stockholders' Equity (Details - Warrants outstanding) - Warrant [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Class of Stock [Line Items]
Warrants outstanding, Beginning balance | shares	703,530
Warrants outstanding weighted average exercise price per share, Beginning balance | $ / shares	$ 35.99
Warrants issued, shares | shares	1,131,468
Warrants issued weighted average exercise price per share | $ / shares	$ 5.50
Warrants exercised, shares | shares	(540,112)
Warrants exercised weighted average exercise price per share | $ / shares	$ 6.56
Warrants expired, shares | shares	0
Warrants expired weighted average exercise price per share | $ / shares	$ 0
Warrants outstanding, Ending balance | shares	1,294,886
Warrants outstanding weighted average exercise price per share, Ending balance | $ / shares	$ 21.62